Cover	Feb. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2026
Entity File Number	001-41470
Entity Registrant Name	Aquaron Acquisition Corp.
Entity Central Index Key	0001861063
Entity Tax Identification Number	86-2760193
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	515 Madison Ave
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	970-2181
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false